Statement of Financial Position (Parentheticals) (ZAR)	Mar. 31, 2012	Dec. 31, 2011
Common stock [Member]
Authorised common stock (Number of shares)	600,000,000	600,000,000
Par value of common stock (ZAR per share)	0.25	0.25
Issued stock (Number of shares)	382,075,676	381,915,437
E Ordinary Shares [Member]
Authorised common stock (Number of shares)	4,280,000	4,280,000
Par value of common stock (ZAR per share)	0.25	0.25
Issued stock (Number of shares)	1,050,000	1,050,000